Quarterly Statements of Operations - Schedule of Quarterly Financial Information (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended					6 Months Ended			12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017		Mar. 31, 2018	Mar. 31, 2017		Sep. 30, 2017 [1]
EXPENSES
Sponsor fees	$ 15	$ 16	$ 22	$ 13		$ 30	$ 13		$ 51
Gold Delivery Provider fees	8	8	11	7		15	7		26
Total expenses	23	24	33	20		45	20		77
Net investment loss	(23)	(24)	(33)	(20)		(45)	(20)		(77)
Net realized and change in unrealized gain/(loss) on investment in gold and Gold Delivery Agreement
Net realized gain/(loss) from investment in gold sold to pay Sponsor fees	1	1	1	1	[2]	2	1	[2]	3
Net realized gain/(loss) from Gold Delivery Agreement	(415)	(520)	(1,227)	(86)	[2]	(533)	(86)	[2]	(1,833)
Net realized gain/(loss) on gold transferred to cover Gold Delivery Agreement and Gold Delivery Provider fees	168	116	115	39	[2]	229	39	[2]	270
Net realized gain/(loss) from gold distributed for the redemption of shares	149	486				149			486
Net change in unrealized appreciation/(depreciation) from investment in gold	98	64	(62)	812	[2]	235	812	[2]	814
Net realized and change in unrealized gain/(loss) from investment in gold and Gold Delivery Agreement	1	147	(1,173)	766		82	766		(260)
Net income/(loss)	$ (22)	$ 123	$ (1,206)	$ 746	[2]	$ 37	$ 746	[2]	$ (337)
Net income/(loss) per share	$ (0.15)	$ 0.80	$ (5.48)	$ 3.85		$ 0.25	$ 3.85		$ (1.80)
Weighted average number of shares (in 000's)	150	153	220	194		149	194		187
SPDR Long Dollar Gold Trust [Member]
EXPENSES
Sponsor fees	$ 15	$ 16	$ 22	$ 13	[2]	$ 30	$ 13	[2]	$ 51
Gold Delivery Provider fees	8	8	11	7	[2]	15	7	[2]	26
Total expenses	23	24	33	20	[2]	45	20	[2]	77
Net investment loss	(23)	(24)	(33)	(20)	[2]	(45)	(20)	[2]	(77)
Net realized and change in unrealized gain/(loss) on investment in gold and Gold Delivery Agreement
Net realized gain/(loss) from investment in gold sold to pay Sponsor fees	1	1	1	1	[2]	2	1	[2]	3
Net realized gain/(loss) from Gold Delivery Agreement	(415)	(520)	(1,227)	(86)	[2]	(533)	(86)	[2]	(1,833)
Net realized gain/(loss) on gold transferred to cover Gold Delivery Agreement and Gold Delivery Provider fees	168	116	115	39	[2]	229	39	[2]	270
Net realized gain/(loss) from gold distributed for the redemption of shares	149	486				149			486
Net change in unrealized appreciation/(depreciation) from investment in gold	98	64	(62)	812	[2]	235	812	[2]	814
Net realized and change in unrealized gain/(loss) from investment in gold and Gold Delivery Agreement	1	147	(1,173)	766	[2]	82	766	[2]	(260)
Net income/(loss)	$ (22)	$ 123	$ (1,206)	$ 746	[2]	$ 37	$ 746	[2]	$ (337)
Net income/(loss) per share	$ (0.15)	$ 0.80	$ (5.48)	$ 3.85	[2]	$ 0.25	$ 3.85	[2]	$ (1.80)
Weighted average number of shares (in 000's)	150	153	220	194	[2]	149	194	[2]	187

[1]	No comparative has been provided as operations commenced on January 27, 2017. See Note 1.
[2]	Fund commenced operations on January 27, 2017. See Note 1.